Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015
Debt Instruments [Abstract]
Senior secured notes, net of debt discount ($0 and $455) and debt issuance costs ($0 and $3,505)		$ 176,040	$ 193,870
ABL Facility	$ 227,000	80,000	18,224
Term Loan, net of debt issuance costs ($1,883 and $0)	73,117
Long term debt including current maturities	300,117	256,040
Less: current maturities	(750)		(236)
Long-term debt, less current maturities	299,367	256,040	$ 212,394
Long term debt including current maturities	$ 300,117	$ 256,040